Note 23 - Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense	$ 4,808,894	$ 3,941,137	$ 3,286,547